Average Annual Total Returns - ProShares K-1 Free Crude Oil Strategy ETF	None OneYear	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions SinceInception	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares SinceInception	Bloomberg WTI Crude Oil Subindex OneYear		Bloomberg WTI Crude Oil Subindex SinceInception		Bloomberg Commodity Balanced WTI Crude Oil IndexSM OneYear		Bloomberg Commodity Balanced WTI Crude Oil IndexSM SinceInception
Total	(60.96%)	(16.43%)	Sep. 26, 2016	(60.98%)	(17.06%)	(36.09%)	(11.55%)	(50.71%)	[1],[2]	(10.48%)	[1],[2]	(23.83%)	[1]	0.01%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[2]	As of May 18, 2021, the Fund’s underlying index changed from the Bloomberg WTI Crude Oil Subindex to the Bloomberg Commodity Balanced WTI Crude Oil Index. This change was made in order to match the Fund’s underlying index to its investment objective.